UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30th, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 August 15, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total: $110,297


List of Other Included Managers: N/A

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FORM 13F INFORMATION TABLE

							 	VALUE      SHARES/  SH/   PUT/   INVSMNT  OTHER      	VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     	CUSIP   	(x$1000)    PRN AMT  PRN   CALL   DSCRETN  MANAGERS	SOLE  SHARED  NONE
3M Company			COM		88579Y101	4124	52208 			SOLE		52208
Affirmative Insurance		COM		008272106	40	10000 			SOLE		10000
Boeing Company			COM		097023105	5558	88572 			SOLE		88572
Boston Scientific Corp		COM		101137107	3053	526407 			SOLE		526407
Calpine Corp.			COM NEW		131347304	7103	558450 			SOLE		558450
Chesapeake Energy Corp		COM		165167107	4056	193590 			SOLE		193590
Cisco Systems Inc.		COM		17275R102	5635	264447 			SOLE		264447
Corning Inc.			COM		219350105	6089	377058 			SOLE		377058
Dow Chemical Company		COM		260543103	4734	199599 			SOLE		199599
Eli Lilly & Co.			COM		532457108	4128	123218 			SOLE		123218
Hewlett-Packard Co		COM		428236103	4967	114762 			SOLE		114762
Legg Mason Inc.			COM		524901105	4353	155307 			SOLE		155307
"Live Nation, Inc."		COM		538034109	3303	316100 			SOLE		316100
Maui Land & Pineapple Co.	COM		577345101	2286	612846 			SOLE		612846
MBIA Inc			COM		55262C100	1282	228455 			SOLE		228455
McGraw-Hill Companies		COM		580645109	3930	139673 			SOLE		139673
Mesabi Trust			CTF BEN INT	590672101	3805	218821 			SOLE		218821
Micron Conv 			NOTE 1.875% 6/0	595112ah6	3590	4000000 		SOLE		4000000
Micron Technology Inc		COM		595112103	4365	514174 			SOLE		514174
New York Times cl A		CL A		650111107	3607	416942 			SOLE		416942
Pfizer Inc.			COM		717081103	3388	237602 			SOLE		237602
Qualcomm Inc.			COM		747525103	939	28587 			SOLE		28587
Questar Corporation		COM		748356102	1294	88291 			SOLE		88291
Rowan Companies Inc.		COM		779382100	3657	166678 			SOLE		166678
Sony Corporation ADR		ADR NEW		835699307	1935	72508 			SOLE		72508
Sprint Nextel Corp.		COM SER 1	852061100	1629	384176 			SOLE		384176
SunPower Corp. Cl B		COM CL B	867652307	508	47029 			SOLE		47029
Teco Energy Inc.		COM		872375100	3714	246481 			SOLE		246481
Tejon Ranch Co.			COM		879080109	667	28893 			SOLE		28893
WellsFargo Pfd Series L		PERP PFD CNV A	949746804	4147	4454 			SOLE		4454
Williams Companies		COM		969457100	4174	228362 			SOLE		228362
Zimmer Holdings Inc		COM		98956P102	4235	78360 			SOLE		78360

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